GOODWILL (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets and goodwill [abstract]
Disclosure of reconciliation of changes in goodwill

(US$ MILLIONS)	Water and sewage concession agreements	Customer relationships	Computer software and proprietary technology	Brands and trademarks (3)	Other	Total
Gross carrying amount
Balance at January 1, 2021	$2,035	$5,842	$3,058	$1,181	$758	$12,874
Additions	165	—	103	4	50	322
Acquisitions through business combinations (1)	—	3,028	588	916	4	4,536
Dispositions	—	(64)	(66)	(23)	(2)	(155)
Foreign currency translation	(146)	(187)	6	(99)	(23)	(449)
Balance at December 31, 2021	$2,054	$8,619	$3,689	$1,979	$787	$17,128
Additions	256	—	204	4	78	542
Acquisitions through business combinations (1)	—	7,495	952	1,445	689	10,581
Dispositions	(1)	—	(5)	—	(9)	(15)
Assets reclassified as held for sale (2)	(19)	(140)	—	—	—	(159)
Foreign currency translation	142	(256)	(86)	(41)	(52)	(293)
Balance at December 31, 2022	$2,432	$15,718	$4,754	$3,387	$1,493	$27,784
Accumulated amortization and impairment
Balance at January 1, 2021	$(181)	$(748)	$(497)	$(79)	$(108)	$(1,613)
Amortization and impairment expense	(71)	(420)	(241)	(30)	(79)	(841)
Dispositions	—	25	1	47	—	73
Foreign currency translation	15	50	3	(5)	(4)	59
Balances at December 31, 2021	$(237)	$(1,093)	$(734)	$(67)	$(191)	$(2,322)
Amortization and impairment expense	(96)	(879)	(375)	(68)	(85)	(1,503)
Dispositions	2	—	4	—	1	7
Assets reclassified as held for sale (2)	10	19	—	—	—	29
Foreign currency translation	(16)	37	6	13	13	53
Balance at December 31, 2022	$(337)	$(1,916)	$(1,099)	$(122)	$(262)	$(3,736)
Net book value
December 31, 2021	$1,817	$7,526	$2,955	$1,912	$596	$14,806
December 31, 2022	$2,095	$13,802	$3,655	$3,265	$1,231	$24,048
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(1)See Note 3 for additional information.
(2)See Note 9 for additional information.
(3)Includes indefinite life intangible assets with a carrying value of $2,425 million (2021: $1,470 million) primarily in the partnership’s infrastructure services and industrials segments.

(US$ MILLIONS)	2022	2021
Balance at beginning of year	$8,585	$5,244
Acquisitions through business combinations (1)	7,446	3,967
Impairment (2)	(111)	(175)
Dispositions (3)	(3)	(171)
Assets reclassified as held for sale	(11)	—
Foreign currency translation	(427)	(280)
Balance at end of year	$15,479	$8,585
____________________________________
(1)See Note 3 for additional information.
(2)Relates to a goodwill impairment of $111 million at the partnership’s offshore oil services operations (2021: $175 million).
(3)Refer to Note 8 for additional information.

Disclosure of goodwill allocated by segments
Goodwill is allocated to the following cash-generating units as at December 31, 2022 and 2021:

(US$ MILLIONS)	2022	2021
Dealer software and technology services operations	$4,580	$—
Engineered components manufacturing	1,765	1,521
Advanced energy storage operations	1,702	1,771
Modular building leasing services operations	1,674	1,683
Healthcare services operations	1,310	1,397
Lottery services operations	1,197	—
Other operations	3,251	2,213
Total	$15,479	$8,585